Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Equipment
The following table summarizes the movement for the six months ended June 30, 2019:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2019	34	(5)	29
Additions	3	—	3
Depreciation	—	(5)	(5)
As at June 30, 2019	37	(10)	27

The following table summarizes the movement for the six months ended June 30, 2020:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2020	38	(15)	23
Depreciation	—	(3)	(3)
As at June 30, 2020	38	(18)	20